LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2020
Operating cash flows from operating leases	$25,225
New right-of-use assets obtained in exchange for operating lease obligations	$9,243

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities were as follows:

Operating Leases
2021	$22,777
2022	21,076
2023	13,389
2024	10,968
2025	9,649
Thereafter	72,010
Total lease payments	149,869

Less imputed interest	(35,195)

Total	$114,674

Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

Year Ended December 31, 2020
Current maturities of operating leases	22,412
Long-term operating leases	92,262
Total operating lease liabilities	$114,674

Weighted-average remaining operating lease term	10.17
Weighted-average discount rate of operating leases	5.23%